Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common Stock [Abstract]
Common Stock

Note 12. Common Stock

At June 30, 2026 and December 31, 2025, there were 550,000,000 and 60,000,000 shares of common stock authorized, respectively, of which 500,000,000 and 50,000,000 were Class A common stock, respectively, and 50,000,000 and 10,000,000 were Class B common stock, respectively. As of June 30, 2026 and December 31, 2025, there were 24,029,375 and zero shares of Class A common stock issued and outstanding, respectively. As of June 30, 2026 and December 31, 2025, there were 3,157,754 and 700,000 shares of Class B common stock issued and outstanding, respectively. Holders of Class A common stock are not entitled to vote. Holders of Class B common stock are entitled to one vote per share held and are not entitled to participate in dividends or receipt of any of the Company’s assets in the event of any dissolution, liquidation or winding up.

2026 Stock Incentive Plan

On March 17, 2026, The Company’s Board of Directors approved the Company’s 2026 Stock Incentive Plan (“Incentive Plan”) that took effect upon the closing of the Merger. The Incentive Plan provides the Company the option of providing equity and other incentive-based compensation opportunities to selected officers, employees, non-employee directors, and consultants of the Company and its subsidiaries. The Incentive Plan provides the Company the right to issue options, stock appreciation rights, restricted stock, restricted stock units, stock bonuses, other stock based awards, cash awards or any combination of the foregoing. Instruments issued under the plan are exercisable into Class A common stock. Upon consummation of the Merger, the Company reserved seven and one-half percent (7.5%), as the total number of Company’s Class A Common shares, on a fully diluted basis, as available for awards under the Plan. Additionally, under the Incentive Plan, the maximum number of shares subject to awards during any fiscal year to any non-employee director, when taken together with any cash fees paid to the respective non-employee director during the fiscal year in respect to service provide, shall not exceed $500,000 in value.

Restricted Stock Units Outside of the Incentive Plan

Subsequent to the Merger, the Company issued restricted stock units (“RSUs”) outside of its Incentive Plan which vest upon the satisfaction of both a service-based condition and continued employment through December 25, 2026. Upon settlement of the RSUs, the Company will issue one share of Class A common stock, along with one share of Class B common stock. The grant date fair value of the issued RSUs, recognized over the services period, is based on the fair value of the Company’s publicly-traded Class A common stock on the date of grant. The Company recognizes forfeitures as they occur.

For the three and six-month periods ended June 30, 2026, stock-based compensation expense approximating $8,100 has been included in selling, general and administrative expenses within the accompanying unaudited interim consolidated condensed statement of operations.

A summary of the Company’s RSU activity is as follows:

	Number of RSUs	Weighted average grant date fair value
Balance as of December 31, 2025	-	$-
Granted	78,635	$3.70
Forfeited	-	$-
Balance as of June 30, 2026	78,635	$3.70

As of June 30, 2026, the unrecognized stock-based compensation related to the outstanding RSU awards approximates $0.3 million and there are 2,184 vested awards.

Note 3. Common Stock

At December 31, 2025, there were 11,000,000 shares of common stock authorized, of which 10,000,000 were Class A common stock and 1,000,000 were Class B common stock. As of December 31, 2025, there were zero and 1 share of Class A common stock and Class B common stock issued and outstanding, respectively. Holders of Class A common stock are not entitled to vote. Holders of Class B common stock are entitled to one vote per share held.